UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		June 30, 2006 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

AUTO AND TRANSPORTATION

Recreational Vehicles and Boats
14,000	Winnebago Industries, Inc.	434,560	2.61%

Truckers
19,101	Knight Transportation, Inc.	385,840	2.32%

	AUTO AND TRANSPORTATION SECTOR TOTAL	820,400	4.93%

COMPUTER SERVICES

Software & Systems
26,500	Ansoft Corp.*	542,720	3.26%

	COMPUTER SERVICES SECTOR TOTAL	542,720	3.26%

CONSUMER DISCRETIONARY

Consumer Products
10,000	Matthews International Corp.	344,700	2.07%

Commercial Services
7,000	The Advisory Board Co. *	336,630	2.02%

Home Funishings
13,950	Select Comfort Corp.*	320,432	1.93%

Electronics
19,000	Lojack Corp.*	358,340	2.16%

Leisure Time
5,650	SCP Pool Corp.	246,510	1.48%

Services Commercial
9,000	Ritchie Bros Auctioneers Inc.	478,620	2.88%
20,000	Rollins Inc.	392,800	2.36%
Services Commercial Industry Total		871,420	5.24%

Shoes
13,000	Iconix Brand Group, Inc.*	212,420	1.28%

Textiles Apparel Manufacturers
8,550	Cherokee Inc.	353,628	2.13%

CONSUMER DISCRETIONARY SECTOR TOTAL		3,044,079	18.31%

FINANCIAL SERVICES

Banks
14,000	Boston Private Financial Holdings, Inc.	390,600	2.35%
8,500	PrivateBancorp, Inc.	351,985	2.12%
Banks Industry Total		742,585	4.47%

Finance Companies
13,000	World Acceptance Corp. *	461,760	2.78%

Financial Data Processing Services
9,250	Kronos Inc. *	334,943	2.01%

Financial Information Services
10,000	FactSet Research Systems Inc.	473,000	2.84%

Financial Miscellaneous
14,750	Financial Federal Corp.	410,198	2.47%
5,900	TSX Group Inc.	237,205	1.43%
Financial Miscellaneous Industry Total		647,403	3.89%

	FINANCIAL SERVICES SECTOR TOTAL	2,659,690	16.00%

HEALTHCARE

Bio-Technology Research and Production
8,250	Integra Lifesciences Holdings Co. *	320,183	1.93%
10,000	Kensey Nash Corp. *	295,000	1.77%
Bio-Technology Research and Production Industry Total		615,183	3.70%

Healthcare Management Services
15,000	Computer Programs & Systems, Inc.	599,400	3.60%

Healthcare Services
18,000	Psychemedics Corp.	316,080	1.90%

Medical and Dental Instruments and Supplies
9,000	Landauer, Inc.	431,100	2.59%
5,250	Mentor Corp.	228,375	1.37%
9,000	Surmodics, Inc.*	324,990	1.95%
5,000	TECHNE Corp. *	254,600	1.53%
Medical and Dental Instruments and Supplies Industry Total		1,239,065	7.45%

	HEALTHCARE SECTOR TOTAL	2,769,728	16.66%

MACHINERY

Construction & Handling
15,000	ASV, Inc.*	345,600	2.08%

MACHINERY SECTOR TOTAL		345,600	2.08%

MATERIALS AND PROCESSING

Building Materials
15,000	Simpson Manufacturing Co., Inc.	540,750	3.25%

Metals & Minerals
15,000	AMCOL International Corp.	395,250	2.38%

MATERIALS AND PROCESSING SECTOR TOTAL		936,000	5.63%

OTHER ENERGY

Oil: Crude Producers
6,800	St. Mary Land & Exploration Co.	273,700	1.65%

Machinery: Oil Well Equipment & Service
8,501	Carbo Ceramics Inc.	417,654	2.51%

	OTHER ENERGY SECTOR TOTAL	691,354	4.16%

PRODUCER DURABLES

Aerospace
7,500	Curtiss-Wright Corp.	231,600	1.39%

Electrical Equipment & Components
10,000	Franklin Electric Co., Inc.	516,400	3.11%

Telecommunications Equipment
11,750	Plantronics, Inc.	260,968	1.57%

PRODUCER DURABLES SECTOR TOTAL		1,008,968	6.07%

TECHNOLOGY

Communications Technology
12,500	Avocent Corp. *	328,125	1.97%
15,500	Digi International Inc. *	194,215	1.17%
Communications Technology Industry Total		522,340	3.14%

Computer Technology
9,500	Hutchinson Technology Inc. *	205,485	1.24%
13,750	Rimage Corp.*	280,775	1.69%
Computer Technology Total		486,260	2.92%

Computer Services Software & Systems
8,500	Ansys, Inc. *	406,470	2.44%
15,000	Blackboard, Inc. *	434,400	2.61%
Consumer Services Software & Systems Total		840,870	5.06%

Electronics: Technology
10,250	Trimble Navigation Ltd. *	457,560	2.75%
18,500	II-VI, Inc.	338,550	2.04%
Electronics Technology Total		796,110	4.79%

	TECHNOLOGY SECTOR TOTAL	2,645,580	15.91%

OTHER

Multisector Companies
21,000	Raven Industries, Inc.	661,500	3.98%

	TOTAL OTHER	661,500	3.98%
TOTAL COMMON STOCKS
	(Cost $13,896,499)	16,125,618	96.98%

SHORT-TERM INVESTMENTS
569,673	First American Prime Obligations Fund 4.76% (a)	569,673	3.43%
	(Cost $569,673)

378,163	First American Government Obligations Fund 4.71% (a)	378,162	2.27%
	(Cost $389,162)

202,483	First American Treasury Obligations Fund 4.66% (a)	202,483	1.22%
	(Cost $202,483)

	(Cost $1,150,318)	1,150,318	6.92%

TOTAL INVESTMENTS
	(Cost $15,046,817)	17,275,936	103.90%

	Liabilities in excess of other assets	(648,025)	-3.90%

	TOTAL NET ASSETS	$16,627,911	100.00%

NOTES TO FINANCIAL STATEMENTS
Conestoga Funds
1. SECURITY TRANSACTIONS
At June 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,046,817 amounted to $ 2,229,120 which consisted of aggregate gross unrealized appreciation of $2,724,378 and aggregate gross unrealized depreciation of $495,258.

* Non-income producing.
(a) The rate shown represents the yield at June 30, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 28, 2006

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date August 28, 2006

* Print the name and title of each signing officer under his or her signature.